Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,010,000
Previously Paid Amount	0.00
Total Fee Amount	1,827.87
Total Offset Amount	0.00
Net Fee	1,827.87
Narrative - Max Aggregate Offering Price	$ 21,010,000
Final Prospectus	true